Segment Information - Reconciliation from Consolidated Net Income (Loss) Under US GAAP To Adjusted EBIT and Adjusted EBITDA (Detail) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Segment Reporting Information [Line Items]
Revenues		$ 6,773	$ 5,785	[1]
Net income	[2]	202	46	[1],[3]
Add back:
Income tax (expense)		63	51	[1]
Interest expenses of Industrial Activities, net of interest income and eliminations		93	103
Foreign exchange (gains) losses, net		25	32
Finance and non-service component of Pension and OPEB costs		18	23
Adjustments:
Restructuring expenses		3	12	[1]
Adjusted EBIT		404	267
Depreciation and amortization		185	177
Depreciation of assets on operating lease and assets sold with buy-back commitment		168	139
Adjusted EBITDA		757	583
Total Industrial Activities		6,300	5,290	[1]
Eliminations and other [Member]
Segment Reporting Information [Line Items]
Revenues		(29)	(17)
Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues		(29)	(17)
Industrial Activities [Member]
Segment Reporting Information [Line Items]
Revenues		6,327	5,326
Net income		202	46
Add back:
Income tax (expense)		23	13
Adjustments:
Restructuring expenses		3	11
Total Industrial Activities		6,300	5,290
Industrial Activities [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Net income	[2]	99	(41)
Add back:
Income tax (expense)		23	13
Interest expenses of Industrial Activities, net of interest income and eliminations		93	103
Foreign exchange (gains) losses, net		25	32
Finance and non-service component of Pension and OPEB costs		18	23
Adjustments:
Restructuring expenses		3	11
Adjusted EBIT		261	141
Depreciation and amortization		184	176
Depreciation of assets on operating lease and assets sold with buy-back commitment		102	74
Adjusted EBITDA		547	391
Total Industrial Activities		6,300	5,290
Industrial Activities [Member] | Eliminations and other [Member]
Adjustments:
Adjusted EBIT		(69)	(34)
Adjusted EBITDA		(69)	(34)
Total Industrial Activities		(642)	(578)
Industrial Activities [Member] | Agricultural Equipment [Member]
Adjustments:
Total Industrial Activities		2,579	2,240
Industrial Activities [Member] | Agricultural Equipment [Member] | Operating Segments [Member]
Adjustments:
Restructuring expenses			5
Adjusted EBIT		186	115
Depreciation and amortization		79	79
Adjusted EBITDA		265	194
Total Industrial Activities		2,579	2,240
Industrial Activities [Member] | Construction Equipment [Member]
Adjustments:
Total Industrial Activities		682	502
Industrial Activities [Member] | Construction Equipment [Member] | Operating Segments [Member]
Adjustments:
Restructuring expenses			3
Adjusted EBIT			(31)
Depreciation and amortization		16	16
Adjusted EBITDA		16	(15)
Total Industrial Activities		682	502
Industrial Activities [Member] | Commercial Vehicles [Member]
Adjustments:
Total Industrial Activities		2,495	2,125
Industrial Activities [Member] | Commercial Vehicles [Member] | Operating Segments [Member]
Adjustments:
Restructuring expenses		3	3
Adjusted EBIT		49	17
Depreciation and amortization		55	51
Depreciation of assets on operating lease and assets sold with buy-back commitment		102	74
Adjusted EBITDA		206	142
Total Industrial Activities		2,495	2,125
Industrial Activities [Member] | Powertrain [Member]
Adjustments:
Total Industrial Activities		1,186	1,001
Industrial Activities [Member] | Powertrain [Member] | Operating Segments [Member]
Adjustments:
Adjusted EBIT		95	74
Depreciation and amortization		34	30
Adjusted EBITDA		129	104
Total Industrial Activities		1,186	1,001
Financial Services [Member]
Segment Reporting Information [Line Items]
Revenues		502	512
Net income		103	87
Add back:
Income tax (expense)		40	38
Adjustments:
Restructuring expenses			1
Financial Services [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		502	512
Net income	[2]	103	87
Add back:
Income tax (expense)		40	38
Adjustments:
Restructuring expenses			1
Adjusted EBIT		143	126
Depreciation and amortization		1	1
Depreciation of assets on operating lease and assets sold with buy-back commitment		66	65
Adjusted EBITDA		$ 210	192
Financial Services [Member] | Eliminations and other [Member]
Segment Reporting Information [Line Items]
Revenues			$ (17)

[1]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and retirement benefits accounting (ASU 2017-07).
[2]	For Industrial Activities, net income (loss) net of “Results from intersegment investments”.
[3]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standards for revenue recognition (ASC 606) and cash flow presentation (ASU 2016-18).